UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Forstmann Asset Management LLC
Address:   399 Park Avenue
           37th  Floor
           New York, New York  10022

13F File Number: 28-10032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Kunar
Title:  Chief Operating Officer
Phone:  (212)  418-1235


Signature, Place and Date of Signing:

/s/ Andrew Kunar              New York, New York             August 1, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total:  $147,292
                                         (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

COLUMN 1                    COLUMN  2          COLUMN 3    COLUMN 4  COLUMN 5     COLUMN 6        COLUMN 7       COLUMN 8

                                                            VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS         CUSIP      (X$1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

AAIPHARMA INC                  COM              00252W104     2248   100000 SH       SOLE                   100000
ABERCROMBIE & FITCH CO         COM              002896207     3618   150000 SH       SOLE                   150000
ALEXION PHARMACEUTICALS INC    COM              015351109     6577   434100 SH       SOLE                   434100
ALKERMES, INC                  COM              01642T108     4569   285400 SH       SOLE                   285400
AT&T CORP WIRELESS GROUP       COM              00209A106     2194   375000 SH       SOLE                   375000
BIOSPHERE MEDICAL INC          COM              09066V103     1556   404100 SH       SOLE                   404100
BIOTRANSPLANT                  COM              09066Y107      260   103200 SH       SOLE                   103200
CIMA LABS INC                  COM              171796105    15840   656700 SH       SOLE                   656700
CURAGEN CORP.                  COM              23126R101     1352   240200 SH       SOLE                   240200
ENZON INC                      COM              293904108    19626   797500 SH       SOLE                   797500
FLAMEL THECHNOLOGIES, SA       COM              338488109      146    94850 SH       SOLE                    94850
FLEMING COS INC                COM              339130106     4810   265000 SH       SOLE                   265000
GENSET SA SPONSORED ADR        COM              37244T104     1458   978355 SH       SOLE                   978355
ILEX ONCOLOGY INC              COM              451923106     4023   285500 SH       SOLE                   285500
INCYTE GENOMICS, INC           COM              45337C102     3131   430700 SH       SOLE                   430700
INTERMUNE PHARMACEUTICALS      COM              45884X103    14770   700000 SH       SOLE                   700000
MEDAREX INC                    COM              583916101     5602   755000 SH       SOLE                   755000
MYRIAD GENETICS                COM              62855J104    14245   700340 SH       SOLE                   700340
NPS PHARMACEUTICALS INC        COM              62936P103     9149   597200 SH       SOLE                   597200
OSI PHARMACEUTICALS COM        COM              671040103     7206   300000 SH       SOLE                   300000
PROTEIN DESIGN LABS, INC.      COM              74369L103     5970   549700 SH       SOLE                   549700
Q MED INC                      COM              747914109      143    17100 SH       SOLE                    17100
SAFEWAY, INC.                  COM              786514208     2189    75000 SH       SOLE                    75000
SERONO S A                     COM              81752M101     7498   460000 SH       SOLE                   460000
THE MEDICINES COMPANY          COM              584688105     2713   220000 SH       SOLE                   220000
TRANSKARYOTIC THERAPIE COM     COM              893735100     6399   177500 SH       SOLE                   177500

03020.0002 #343362